Other Information - Narrative (Details) CZK in Millions, BRL in Millions, ARS in Millions, $ in Millions			1 Months Ended	12 Months Ended
	May 08, 2015 USD ($)	Apr. 11, 2013 EUR (€)	Oct. 31, 2017	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL	Dec. 31, 2017 ARS	Sep. 21, 2017	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK	Mar. 01, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Jan. 23, 2013 EUR (€)
Disclosure of contingent liabilities [line items]
Framework Investment Agreement, payment obligation terms, percent of increase in EBITDA							5.75%
Framework Investment Agreement, payment obligation terms, percent of capital investments exceeding revenues							32.50%
Share purchase agreement, price of settlement										€ 22,000,000
Services agreement amount											€ 450,000,000
Proportion of entity having Environmental Management Systems (EMS)				90.00%	90.00%	90.00%
Targeted proportion of entity having Environmental Management Systems (EMS)				100.00%	100.00%	100.00%
Directors' remuneration expense				€ 3,277,934
Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total				€ 1,923,100
Proportionate increase (decrease) in compensation from prior year				13.80%
Board of Directors | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total				€ 240,000
Executive Commission | Mr. Jose Maria Alvarez-Pallete Lopez, Executive Chairman
Disclosure of contingent liabilities [line items]
Total				€ 80,000
Telefonica Open Future, SLU
Disclosure of contingent liabilities [line items]
Contractual capital commitments | $	$ 200
Contractual Capital Commitment Period	7 years
Maximum
Disclosure of contingent liabilities [line items]
Directors' remuneration expense		€ 6,000,000
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim				1.00%	1.00%	1.00%
Estimated financial effect of contingent liabilities												€ 67,000,000
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities								€ 23,000,000	CZK 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities								€ 8,000,000	CZK 227
Legal proceedings contingent liability | Entel
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				€ 71,000,000		ARS 1,744
Interest rate set on legal proceedings contingent liability			8.00%
Legal proceedings contingent liability | Maximum
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				225,000,000	BRL 1,000
Legal proceedings contingent liability | Minimum
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities				€ 13,000,000	BRL 60